FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /    /    (a)
             or fiscal year ending:   12/  31/  97(b)

Is this a transition report?: (Y/N)   N
                                   -------

Is this an amendment to a previous filing? (Y/N)   N
                                                -------

Those items or sub-tems with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name: Reliastar Life Insurance Company of New York Separate
                           Account I
     B.   File Number: 811-03427
     C.   Telephone Number: 612-372-5512

2.   A.   Street: 1000 Woodbury Drive
     B.   City: Woodbury      C. State: NY   D. Zip Code: 11797   Zip Ext:
     E.   Foreign Country:                         Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)    N
                                                               -----------------

4.   Is this the last filing on this form by Registrant? (Y/N)     N
                                                               -----------------

5.   Is Registrant a small business investment company (SBIC)?(Y/N)    N
     [If answer is "Y" (Yes), complete only items 89 through 110.]  ------------

6.   Is Registrant a unit investment trust (UIT)?   (Y/N)              Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]  ------------

7.   A.   Is Registrant a series or multiple portfolio company?(Y/N)
          [If answer is "N" (No), go to item 8.]                    ------------

     B.   How many separate series or portfolios did Registrant
          have at the end of the period?                            ------------

For period ending 12/31/97                               If filing more than one
                  ---------                              Page 50, "X" box:   [ ]
File Number 811-03427
                -----


123. [/]  State the total value of the additional units considered in answering
          item 122 ($000's omitted)                                             $
                                                                                -------

124. [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
          subsequent series) ($000's omitted)                                   $
                                                                                -------

125. [/]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
          of units of all series of Registrant ($000's omitted)                 $   483
                                                                                -------

126. Of the amount shown in item 125, state the total dollar mount of sales loads collected from secondary market operations in Registrant's units
     (include the sales loads, if any, collected on units of a prior series
     placed in the portfolio of a subsequent series.) ($000's omitted)          $    0
                                                                                -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding dsitributions of realized gains, if any):



                                 Number of     Total Assets     Total Income
                                  Series         ($000's        Distributions
                                 Investing       omitted)     ($000's omitted)
                                 ---------      ----------    ----------------

A.   U.S. Treasury direct issue                 $                $
                                  -------       ----------       ----------

B.   U.S. Government agency                     $                $
                                  -------       ----------       ----------

C.   State and municipal tax-free               $                $
                                  -------       ----------       ----------

D.   Public utility debt                        $                $
                                  -------       ----------       ----------

E.   Brokers or dealers debt
     or debt of brokers' or
     dealers' parent                            $                $
                                  -------       ----------       ----------

F.   All other corporate
     intermed. & long-term
     debt                                       $                $
                                  -------       ----------       ----------

G.   All other corporate
     short-term debt                            $                $
                                  -------       ----------       ----------

H.   Equity securities of
     brokers or dealers or
     parents of brokers or
     dealers                                    $                $
                                  -------       ----------       ----------

I.   Investment company
     equity securities               1          $   24,290       $
                                  -------       ----------       ----------

J.   All other equity securities                $                $
                                  -------       ----------       ----------

K.   Other securities                           $                $
                                  -------       ----------       ----------

L.   Total assets of all series
     of registrant                   1          $   24,290       $
                                  -------       ----------       ----------



For period ending 12/31/97                               If filing more than one
                  ---------                              Page 51, "X" box:   [ ]
File Number 811-03427
                -----

128. [\]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N)
                                                                                --------
                                                                                 Y/N

          [If answer is "N" (No), go to item 131.]

129. [\]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                                --------
                                                                                 Y/N

          [If answer is "N" (No), go to item 131.]

130. [\]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                                --------
                                                                                 Y/N

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000's omitted)                                          $    121
                                                                                --------

132. [\] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------
     811-           811-           811-           811-           811-
         -------        -------        -------        -------        -------


                                 SIGNATURE PAGE

This report is signed on behalf of the registrant (or depositor or trustee) in the City of Minneapolis and State of Minnesota on the 25th day of February, 1998.


                                     Reliastar Life Insurance Company of New
                                     York Separate Account I
                                     -------------------------------------------
                                     (Name of registrant, depositor, or trustee)

Witness: /s/ Deborah A. Ljungkull    By: /s/ Robert B. Saginaw
         -------------------------       ---------------------------------------
         (Name and Title)                (Name and title or person signing
         Deborah A. Ljungkull            on behalf of registrant, depositor,
         Assistant Secretary             or trustee)
                                         Robert B. Saginaw
                                         Counsel